Securities (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Held to maturity securities
Amortized Cost	$ 65,275
Unrealized Gains	391
Unrealized Losses	(35)
Fair Value	65,631
Residential mortgage-backed securities
Held to maturity securities
Amortized Cost	31,408
Unrealized Gains	384
Unrealized Losses	(1)
Fair Value	31,431
Collateralized mortgage obligations
Held to maturity securities
Amortized Cost	29,821
Unrealized Losses	(14)
Fair Value	29,807
States and political subdivisions
Held to maturity securities
Amortized Cost	4,406
Unrealized Gains	7
Unrealized Losses	(20)
Fair Value	$ 4,393